INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
Schedule of weighted average number of shares outstanding
	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands except per share amounts)	2021	2020	2021	2020
Net income (loss)	$731	$(8,757)	$(5,988)	$(16,631)

Net income (loss) per share:
Basic	$0.01	$(0.26)	$(0.10)	$(0.50)
Diluted	$0.00	$(0.26)	$(0.10)	$(0.50)
Weighted average shares outstanding:
Basic	71,021	33,307	61,956	33,025
Diluted	201,278	33,307	61,956	33,025

Weighted average potentially diluted shares (1):
Basic shares	71,021	33,307	61,956	33,025
Options	2,908	-	-	-
Warrants	60,767	-	-	-
Convertible debentures	64,796	-	-	-
Restricted stock units	1,786	-	-	-
Total weighted average potentially diluted shares:	201,278	33,307	61,956	33,025

Schedule of deferred tax assets and liabilities
Years Ended December 31,
(in thousands)	2020	2019
Deferred tax assets
Net operating loss carryforwards	$9,104	$10,836
Accruals and reserves	-	-
Depreciation	-	-
Other	-	-
Valuation allowance	(9,104)	(10,836)
Total deferred tax assets	-	-

Accruals and reserves	-	-
Share-based compensation	-	-
Total deferred tax liabilities	-	-

Net deferred tax liabilities	$-	$-

Schedule of provision for income tax expense
Years Ended December 31,
(in thousands)	2020	2019	2018
Current
Federal	$-	$-	$-
State	224	205	97
Total Current	224	205	97

Deferred tax expense (benefit)
Federal	900	(2,406)	(601)
State	(9,127)	(7,329)	(646)
Total deferred tax benefit	(8,227)	(9,735)	(1,247)

Valuation allowance	8,227	9,735	1,247

Income tax expense	$224	$205	$97

Schedule of statutory federal income
Years Ended December 31,
(in thousands)	2020	2019	2018
Computed expected provision (benefit) for taxes	$(4,554)	$(10,443)	$(1,809)
Increase (Decrease) in taxes resulting from:
State taxes	224	205	97
Non-deductible stock compensation	462	711	57
Non-deductible expenses under section 280e	5,099	7,965	2,605
Valuation allowance and other, net	(1,007)	1,767	(853)
Actual provision for income taxes	$224	$205	$97